Note 10	6 Months Ended
Jun. 30, 2021
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2021	December 2020
Equity instruments	6.2	4,827	4,133
Debt securities	6.2	194	356
Loans and advances to customers	6.2	722	709
Total	7	5,742	5,198